Business Combinations - Cost, FV of Assets, Goodwill and Other (Details) € in Thousands, $ in Thousands												1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 15, 2020 USD ($)	Oct. 01, 2020 USD ($) facility Center l	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Apr. 14, 2020 EUR (€)	Jan. 01, 2020 EUR (€)	Apr. 30, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 12, 2018 EUR (€)	Jan. 01, 2018 EUR (€)	Jun. 30, 2018 EUR (€) m² employee Center item l	Nov. 30, 2017 person Center	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) l	Dec. 31, 2018 USD ($) Center l	Oct. 15, 2020 EUR (€)	Oct. 01, 2020 EUR (€) facility Center	Sep. 02, 2020 EUR (€)	Jul. 20, 2020 USD ($) facility Center	May 31, 2019 EUR (€)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Center	Dec. 28, 2018 USD ($)	Dec. 01, 2018 EUR (€)	Aug. 31, 2018 EUR (€)	Aug. 01, 2018 USD ($) Center	Aug. 01, 2018 EUR (€) Center	Mar. 19, 2018 EUR (€)	Jan. 26, 2018 EUR (€)	Jul. 25, 2017	Jun. 01, 2017	May 11, 2016 USD ($) Center item	May 11, 2016 EUR (€) Center item
Other disclosures:
Investments accounted for using equity method														€ 1,869,020	€ 1,869,020		€ 114,473			€ 1,869,020	€ 114,473									€ 226,905
Total number of employees														23,668	23,668		24,016			23,668	24,016
Biotest Us Corporation and Haema AG
Other disclosures:
Consideration for sale of subsidiary | $																															$ 538,014
Plasmavita Healthcare GmbH
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Cash paid					€ 10,000
Total business combination cost					10,000
Fair value of the previous investment in the company					10,674
Fair value of net assets acquired					21,374
Minority interest					(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)					9,987
Other disclosures:
Contribution					10,000
Property, plant and equipment recognised as of acquisition date					€ 6,506
Ownership interest in joint venture (as a percent)													50.00%
Number of plasma centers | Center													10
Variation between the fair value of the previous investment and the book value																				€ 5,357
Minority interest's share of the contribution made																				5,000
Plasmavita Healthcare GmbH | Other partners
Other disclosures:
Ownership interest in joint venture (as a percent)													50.00%
Number of partners in joint venture | person													2
Alkahest, Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
First repurchase of non-controlling interests			$ 22,235																						€ 18,797
Second repurchase of non-controlling interests (discounted amount)			123,765																						104,628
Total business combination cost			146,000																						123,425
Fair value of the previous investment in the company			107,671																						91,023
Fair value of net assets acquired			165,696																						140,076
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)			87,975																						74,372
Other disclosures:
Property, plant and equipment recognised as of acquisition date			$ 5,879																						€ 4,970
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)			42.45%																						42.45%
Ownership interest acquired (as a percent)	57.55%																						57.55%
Ownership in subsidiary (as a percent)	100.00%
Increase (decrease) in combined profit had the acquisition taken place on January 1						€ 30,045
Profit of acquiree since acquisition date															€ (12,317)
Variation between the fair value of the previous investment and the book value			$ 102,552	€ 86,743
Liabilities recognised at amortized cost	$ 143,706																						€ 121,149
Decrease in non-controlling interests	143,307																						121,486
Other reserves	$ 399																						€ 337
Amounts payable														€ 100,492	€ 100,492					€ 100,492
Green Cross
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Cash paid		$ 457,160																						€ 387,917
Total business combination cost | $																										$ 457,000
Fair value of net assets acquired		239,442																						203,175
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		217,718																						184,742
Other disclosures:
Property, plant and equipment recognised as of acquisition date		$ 204,228																						€ 173,295
Number of purification facilities | facility		2																						2		2
Number of plasma collection centers | Center		11																						11		11
Increase (decrease) in combined revenue had the acquisition taken place on January 1						31,197
Increase (decrease) in combined profit had the acquisition taken place on January 1						€ 32,423
Revenue of acquiree since acquisition date														4,625
Profit of acquiree since acquisition date														€ (5,023)
Fractionation capacity (in liters) | l		1,500,000
Collection volume of plasma achieved by collection centers (in liters) | l																					350,000
Plasma Donor Centers
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Cash paid																											€ 20,500
Total business combination cost																											20,500
Fair value of net assets acquired																											1,620
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																											18,880
Other disclosures:
Property, plant and equipment recognised as of acquisition date																											€ 1,396
Interstated Blood Bank, Inc. Group
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Cash paid																												$ 100,000	€ 88,984											$ 100,000	€ 88,215
Total business combination cost																												100,000	88,984
Fair value of the previous investment in the company																												105,779	94,126
Fair value of the call option																												10,000	8,898
Fair value of net assets acquired																												21,744	19,345
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																												194,035	172,663
Purchase price for the remaining stakes | $																																								100,000
Other disclosures:
Property, plant and equipment recognised as of acquisition date																												$ 26,661	€ 23,724
Agreed payment amount for call option																																								$ 10,000	€ 9,007
Number of blood donation centers | Center																																								9	9
Number of plasma collection centers | Center																																								26	26
Number of laboratories | item																																								1	1
Increase (decrease) in combined revenue had the acquisition taken place on January 1								€ 10,146
Increase (decrease) in combined profit had the acquisition taken place on January 1								€ (1,436)
Revenue of acquiree since acquisition date																	€ 13,364
Profit of acquiree since acquisition date																	€ 280
Variation between the fair value of the previous investment and the book value							€ 4,521
Interstate Blood Bank, Inc
Other disclosures:
Ownership interest acquired (as a percent)																																								49.19%	49.19%
Bio Blood Components Inc.
Other disclosures:
Ownership interest acquired (as a percent)																																								48.97%	48.97%
Plasma Biological Services, LLC.
Other disclosures:
Ownership interest acquired (as a percent)																																								48.90%	48.90%
Biotest Acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost																																		$ 286,454	€ 245,126
Fair value of net assets acquired																																		133,761	114,463
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																																		152,693	130,663
Other disclosures:
Property, plant and equipment recognised as of acquisition date																																		$ 25,931	€ 22,190
Number of plasma collection centers | Center																																		24	24
Ownership interest acquired (as a percent)																																		100.00%	100.00%
Plasma collected in preceding financial year (in litres) | l																						850,000
Increase (decrease) in combined revenue had the acquisition taken place on January 1											€ 90,216
Increase (decrease) in combined profit had the acquisition taken place on January 1											5,592
Revenue of acquiree since acquisition date																€ 73,747
Profit of acquiree since acquisition date																€ 7,473
Kedplasma Centers
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Cash paid																						$ 50,163								42,780		€ 21,841	€ 20,939
Total business combination cost																						50,163								42,780
Fair value of net assets acquired																						5,787								5,042
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																						$ 44,376								37,738
Other disclosures:
Property, plant and equipment recognised as of acquisition date																														€ 4,942
Number of plasma centers owned | Center																						6								6
Haema AG (Germany)
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost												€ 220,191																								€ 220,191
Fair value of net assets acquired																																				49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																																				171,134
Other disclosures:
Property, plant and equipment recognised as of acquisition date																																				€ 25,407
Ownership interest acquired (as a percent)												100.00%
Number of plasma centers owned | Center												35
Number of plasma collection centers under construction | Center												3
Area of headquarters (in square metre) | m²												24,000
Total number of employees | employee												1,100
Plasma collected in preceding financial year (in litres) | l												800,000
Number of plasma donations collected | item												1,000,000
Increase (decrease) in combined revenue had the acquisition taken place on January 1											€ 39,517
Revenue of acquiree since acquisition date																		€ 46,758
Profit of acquiree since acquisition date																		€ 53
Goetech, LLC (USA)
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
First repurchase of non-controlling interests									$ 14,000																												€ 11,475
Second repurchase of non-controlling interests (discounted amount)									18,241																												14,952
Purchase of remaining non-controlling interests									52,458																												42,998
Total business combination cost									84,699																												69,425
Fair value of net assets acquired									17,207																												14,104
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)									67,492																												55,321
Other disclosures:
Property, plant and equipment recognised as of acquisition date									82																												€ 67
Share capital increase | $									$ 98,000
Ownership interest acquired (as a percent)									51.00%																												51.00%
Ownership in subsidiary (as a percent)									51.00%
Repurchase of own shares from noncontrolling shareholder in 2 business days | $									$ 14,000
Repurchase of own shares from noncontrolling shareholder in two years | $									$ 20,000
Option to purchase remaining voting rights, term (in years)									3 years
Revenue of acquiree since acquisition date																			€ 9,210
Profit of acquiree since acquisition date																			€ 1,778
Aigues Minerals de Vilajuiga S. A.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost										€ 550
Other disclosures:
Ownership interest acquired (as a percent)										50.00%																													50.00%
Ownership in subsidiary (as a percent)										100.00%
Kiro Grifols S.L. (Spain)
Other disclosures:
Ownership interest acquired (as a percent)																																						40.00%